ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
SCHEDULE OF ASSUMPTIONS USED FOR ACTUARIAL VALUATIONS

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	December 31, 2024	December 31, 2023

Discount rate	1.25%-1.75%	2.25%-2.75%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3%	3%
Annual increase rate of supplemental medical benefits	6%	6%
Annual increase rate of social insurance, housing fund and EAP	8%	8%

*	China Life Insurance Mortality Table (2010-2013)

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS

Movements in the present value of the retirement and supplemental benefit obligations during the years ended December 31, 2024 and 2023 are as follows:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Beginning of period	52,350	60,913	74,794
Service costs	81	65	65
Interest costs	984	1,353	1,663
Benefits paid	(8,791)	(9,475)	(10,606)
Actuarial loss arising from changes in financial assumptions	2,229	790	343
Past service costs	(231)	413	341
Translation adjustment	(1,349)	(1,709)	(5,687)
End of period	45,273	52,350	60,913

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

End of year	45,273	52,350
Less: net amount due within one year	(7,839)	(8,809)
Net amount due after one year	37,434	43,541

SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS COMPONENTS

The following amounts were recorded in the consolidated statements of operations as components of the net periodic benefit cost:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Service costs	81	65	65
Interest costs	984	1,353	1,663
Amortization of actuarial losses	17	3	1
Amortization of past service cost	113	27	27
Net periodic benefit cost	1,195	1,448	1,756

SCHEDULE OF AMOUNTS RECORDED IN CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

The following amounts were recorded in the consolidated statements of comprehensive loss:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Actuarial loss arising from changes in financial assumptions	1,103	833	254
Past service costs	(231)	413	341
Amortization recognized in net period benefit cost	(130)	(30)	(28)
Total	742	1,216	567

SCHEDULE OF DEFINED BENEFITS EXPECTED TO BE PAID
	December 31, 2024	December 31, 2023
	US$’000	US$’000

Year 1	7,839	8,809
Year 2	7,138	7,999
Year 3	6,220	7,276
Year 4	5,370	6,340
Year 5	4,287	5,463
Total	30,854	35,887